Schedule of Property and Equipment (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Cost	$ 150,559	$ 150,559
Accumulated Amortization	113,482	70,221
Net Book Value	37,077	80,338
Computer hardware [Member]
Cost	38,713	38,713
Accumulated Amortization	30,524	19,569
Net Book Value	8,189	19,144
Computer software [Member]
Cost	1,324	1,324
Accumulated Amortization	1,286	1,182
Net Book Value	38	142
Office furniture [Member]
Cost	21,012	21,012
Accumulated Amortization	12,875	6,926
Net Book Value	8,137	14,086
Equipment [Member]
Cost	41,882	41,882
Accumulated Amortization	24,610	13,257
Net Book Value	17,272	28,625
Leasehold improvements [Member]
Cost	47,628	47,628
Accumulated Amortization	44,187	29,287
Net Book Value	$ 3,441	$ 18,341